Interest Costs For The Subordinated Term Loan (Detail) (Subordinated Term Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subordinated Term Loan [Member]
Schedule Of Subordinated Term Loan [Line Items]
Contractual interest coupon rate	$ 951	$ 948
Amortization of related debt discount	308	225
Total interest recognized	$ 1,259	$ 1,173
Effective interest rate	16.00%	15.10%